Organization and Principal Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2012	Jan. 01, 2010
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation	Jan. 28, 1993
Place of incorporation	Bermuda
HZ [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage			26.00%
Million Cube [Member] | Non Complete Agreements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage		40.00%
Paragon [Sub-Member] | Non Complete Agreements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage		45.00%